Cash flow information	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Cash flow information
24.	Cash flow information

(a)	Cash used in operation

	For the year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000

Loss before income tax	(76,423)	(255,144)	(5,627,504)
Adjustments for:
Depreciation of property, plant and equipment (Note 1 3 )	—	58	210
Amortisation of intangible assets	—	—	167
Depreciation of right-of-use assets (Note 10)	3,537	6,515	9,219
Credit loss allowances on financial asset	135	3,205	20,587
Equity-settled listing cost	—	—	1,912,693
Fair value change loss, net	—	—	3,156,745
Non-cash employee benefits expense—share based payments	—	10,788	213,832
Interest income	—	—	(4,826)
Interest expense	300	1,097	10,238
Increase in trade receivables	(4,824)	(33,632)	(111,330)
Increase in prepayments, other receivables and other assets	(14,449)	(59,178)	(182,408)
Increase /(decrease) in trade and other payables	34,508	101,097	(7,164)
Increase in contract liabilities	276	6,080	24,019

Cash used in operations	(56,940)	(219,114)	(585,522)

Interest received	—	—	4,826

Net cash used in operating activities	(56,940)	(219,114)	(580,696)

Major non-cash transactions:
During the year, the Group had non-cash additions to right-of-use assets and lease liabilities of RMB7.3 million (2021: RMB8.0 million) and RMB7.3 million (2021: RMB8.0 million), respectively, in respect of lease arrangements for office buildings and charging stations.
During the year, the Group received financial support from NewLink with amount of RMB27.2 million (2021: RMB264.6 million) as detailed in Note 27.